Related Party Transactions - Summary of Compensation for Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee salaries	₩ 21,990	₩ 20,742	₩ 22,778
Retirement benefit service costs	937	815	910
Share-based compensation	4,234	6,970	3,519
Total	27,161	28,527	₩ 27,207
Outstanding assets from transactions with key management	3,620	3,821
Outstanding liabilities from transaction with key management	₩ 12,660	₩ 11,542
Description of nature of key management personnel	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.